Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities	$ (140,361)	$ (136,575)
Initial deferred tax liability associated with the Tahoe Acquisition	0	(24,080)
Recognized in net earnings in the year	22,798	20,861
Reduction due to Mexican de-consolidation payments applied to current tax	0	(705)
Other	102	138
Net deferred tax liabilities	(117,461)	(140,361)
Deferred tax assets	57,850	36,447
Deferred tax liabilities	(175,311)	(176,808)
Net deferred tax liability	$ (117,461)	$ (140,361)